Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event
Subsequent Event

16.Subsequent Event

Sale of UDENYCA

In connection with the December 2, 2024 UDENYCA Purchase Agreement and related UDENYCA Sale, the Company held a Special Meeting of Stockholders (the “Special Meeting”) on March 11, 2025 virtually via the Internet. At the Special Meeting, the Company’s stockholders approved the UDENYCA Sale, the UDENYCA Purchase Agreement and the other transactions and ancillary documents contemplated by the UDENYCA Purchase Agreement.

On April 11, 2025 (the “UDENYCA Closing Date”) the Company completed the divestiture of the UDENYCA Business to Intas for upfront, all-cash consideration of $483.4 million, inclusive of $118.4 million for UDENYCA product inventory. In addition, the Company is also eligible to receive Earnout Payments. The first such payment is payable by Intas to the Company if Net Sales of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through September 30, 2026 are equal to or greater than $300 million, and the second such payment is payable by Intas to the Company if Net Sales of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through March 31, 2027 are equal to or greater than $350 million.

The UDENYCA Sale represented the last and most significant divestiture of the Company’s biosimilar businesses, which comprised the UDENYCA, YUSIMRY and CIMERLI franchises. As a result, the assets, liabilities, and results of the biosimilar businesses were classified to discontinued operations in our Form 10-Q for the quarters ended March 31, 2025, June 30, 2025, and September 30, 2025. As such, we have retrospectively reclassified all assets, liabilities, and results of the biosimilar businesses as discontinued operations herein. For further details see Note 6. Discontinued Operations.

On April 15, 2025, the Company paid $47.7 million to buy out the Purchaser Group’s right to receive the portion of the Revenue Payments with respect to UDENYCA in accordance with the Revenue Purchase and Sale Agreement. For further details see Note 9. Financial Liabilities.

2026 Convertible Notes Repurchases

On April 15, 2025, the Company paid $170.0 million in cash to repurchase $170.0 million aggregate principal amount of the 2026 Convertible Notes in privately negotiated transactions. On May 15, 2025, pursuant to the Fundamental Change Repurchase Right (as defined in the Indenture, between the Company and the Trustee), the Company repurchased $59.9 million aggregate principal amount of the 2026 Convertible Notes, at a cash repurchase price of $59.9 million, which amount was equivalent to 100% of the principal amount of the repurchased notes, together with the accrued and unpaid interest. Following the repurchases, the outstanding principal amount of the 2026 Convertible Notes was $0.1 million and consisted of the remaining notes that were not tendered for repurchase. In connection with the repurchases, the Company recorded a $4.7 million loss on debt extinguishment which was classified within discontinued operations in the condensed consolidated statements of operations for the three months ended June 30, 2025. This charge included the write-off of the remaining debt discount and debt issuance costs and related transaction fees. For further details see Note 9. Financial Liabilities.